New standards and interpretations - Vasta Platform (Successor) (Details 2) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Accounting impacts of the adoption of this new accounting standard on the combined carve-out statement of profit or loss and other comprehensive income
Financial Expenses		R$ (15,077)	R$ (16,312)
Deferred income tax and social contribution	(4,730)	25,404	29,607
Reconciliation of the operating lease commitments to lease liabilities
Lease Liabilities		R$ 173,103	153,714
Vasta Platform (Successor)
Accounting impacts of the adoption of this new accounting standard on the combined carve-out statement of profit or loss and other comprehensive income
Financial Expenses			(16,312)
Deferred income tax and social contribution	(4,730)		29,607
Reconciliation of the operating lease commitments to lease liabilities
Lease Liabilities			153,714
IFRS 16- Leases | Vasta Platform (Successor)
Accounting impacts of the adoption of this new accounting standard on the combined carve-out statement of profit or loss and other comprehensive income
Depreciation			19,560
Financial Expenses			(16,312)
Deferred income tax and social contribution			R$ (2,167)
Reconciliation of the operating lease commitments to lease liabilities
Operating lease commitments according to IAS 17	239,144
Extension option reasonably certain to be exercised	43,096
Short-term leases exemptions	(4,317)
Discounted using the incremental borrowing rate	(124,051)
Lease Liabilities	R$ 153,872